Employee benefit expenses (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Employee benefit expenses
Wages and salaries (including bonuses)	£ (263,653,000)	£ (271,568,000)	£ (316,341,000)
Social security costs	(32,772,000)	(35,755,000)	(41,435,000)
Share-based payments (Note 28)	(1,773,000)	(1,581,000)	(1,969,000)
Pension costs - defined contribution schemes (Note 29.2)	(3,827,000)	(4,352,000)	(4,974,000)
Employee benefit expenses excluding termination benefits	(302,025,000)	(313,256,000)	(364,719,000)
Termination benefits recognised in exceptional items	(5,588,000)	(34,579,000)	(12,334,000)
Total employee benefit expenses including exceptional items	£ (307,613,000)	£ (347,835,000)	£ (377,053,000)